INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Intangible assets, net
Total cost of intangible assets	$ 4,560,513	$ 2,701,604
Less: accumulated amortization	(2,927,687)	(2,584,109)
Add: foreign exchange difference	91,618	66,028
Intangible assets, net	1,724,444	183,523
Amortization expense	343,578	490,883	715,038
Estimated amortization expenses of the existing intangible assets for the next five years
Year 1	436,992
Year 2	436,992
Year 3	390,890
Year 4	360,053
Year 5	87,602
Domain names
Intangible assets, net
Total cost of intangible assets	2,057,235	1,846,858
Copyrights
Intangible assets, net
Total cost of intangible assets	1,648,532
Partnership agreement
Intangible assets, net
Total cost of intangible assets	349,783	349,783
Trade name
Intangible assets, net
Total cost of intangible assets	262,360	262,360
Student base
Intangible assets, net
Total cost of intangible assets	221,082	221,082
Non-compete agreement
Intangible assets, net
Total cost of intangible assets	17,012	17,012
Education license
Intangible assets, net
Total cost of intangible assets	$ 4,509	$ 4,509